Net Income Per Share - Computation of Basic and Diluted Net Income Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Numerator used in basic and diluted net income per share:
Net income on continuing operation	$ 192,718	$ 215,704	$ 136,676
Net income on discontinued operation			(407)
Net income attributable to New Oriental Education & Technology Group Inc.	$ 193,013	$ 215,704	$ 136,269
Shares (denominator):
Weighted average common shares outstanding used in computing basic net income per share	156,438,606	156,033,992	155,762,959
Plus incremental weighted average common shares from assumed exercise of share options and vesting of NES using the treasury stock method	863,568	1,869,472	2,060,833
Weighted average common shares outstanding used in computing diluted net income per share	157,302,174	157,903,464	157,823,792
Net income from continuing operation per share
- Basic	$ 1.23	$ 1.38	$ 0.88
- Diluted	$ 1.23	$ 1.37	0.87
Net income from discontinued operation per share
- Basic			0.00
- Diluted			$ 0.00